Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000011316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,980	$ 10,970	$ 11,401	$ 11,966	$ 11,678	$ 12,812	$ 11,742	$ 12,126	$ 12,870	$ 12,760
C000038358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000011313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		10,955	10,934	11,352	11,903	11,616	12,719	11,646	12,026	12,751	12,617
C000038359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000199771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,980	10,970	11,403	11,975	11,692	12,822	11,767	12,158	12,911	12,806
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,765	$ 10,713	$ 10,880	$ 11,610	$ 12,126	$ 12,632	$ 11,549	$ 11,917	$ 12,300	$ 12,437
Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Customized Reference Benchmark